Deferred Policy Acquisition Costs and Value of Business Acquired - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Policy Acquisition Costs Disclosures [Abstract]
Amortization of DAC related to unlocks	$ (21)	$ 258	$ 190
Other decrease in amortization	$ (75)	$ (21)	$ (15)